Unaudited condensed consolidated interim statements of comprehensive income or loss - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit for the period	$ 838	$ 415
Items that may be reclassified subsequently to profit or loss, net of tax
Currency translation differences, arisen from translating foreign activities	(1)	7
Items that will not be reclassified subsequently to profit or loss, net of tax
Fair value (loss) or gain on investments in equity instruments designated as FVTOCI	(10)	5
Other comprehensive income/(loss), net of income tax	(11)	12
Total comprehensive income/(loss) attributable to:
Total comprehensive income for the period	$ 827	$ 426